Deferred Charges, net (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Changes in deferred charges, net
Balance at the beginning of the period	$ 88,821	$ 99,711
Additions	465	9,494
Amortization	(10,933)	(20,384)
Written off amounts	(402)
Balance at the end of the period	77,951	88,821
Drydocking and Special Survey Costs
Changes in deferred charges, net
Balance at the beginning of the period	9,669	6,431
Additions	422	9,308
Amortization	(3,179)	(6,070)
Written off amounts	(402)
Balance at the end of the period	6,510	9,669
Period of amortization for deferred costs	2 years 6 months
Finance and other Costs
Changes in deferred charges, net
Balance at the beginning of the period	79,152	93,280
Additions	43	186
Amortization	(7,754)	(14,314)
Balance at the end of the period	$ 71,441	$ 79,152